Overview and Summary of Significant Accounting Policies - Loans and Interest Receivable and Allowance (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased merchant receivables	$ 3.3	$ 1.5
Consumer Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period, write-off of receivables	180 days
Threshold period, write-off of bankrupt accounts	90 days
Merchant Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period, write-off of receivables	180 days
Threshold period past due for write-off of financing receivable, number of days past exceeding expected repayment period	180 days
Threshold period, write-off of bankrupt accounts	60 days
Loans And Interest Receivable, Held For Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased consumer receivables	$ 4.7	$ 8.7
PayPal Working Capital Products | Merchant Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required percentage of original loan payments every 90 days	10.00%
Threshold period past due for write-off of financing receivable, number of days past exceeding expected repayment period	180 days
Threshold period past due for write-off of financing receivable, non-payment	60 days
Threshold period past due for write-off of financing receivable, threshold two	360 days
PayPal Working Capital Products | Merchant Receivables | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected period of repayment	9 months
PayPal Working Capital Products | Merchant Receivables | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected period of repayment	12 months
PayPal Business Loans | Merchant Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for write-off of financing receivable, number of days past exceeding expected repayment period	180 days
PayPal Business Loans | Merchant Receivables | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected period of repayment	3 months
PayPal Business Loans | Merchant Receivables | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Expected period of repayment	12 months